UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street,  Omaha, Nebraska  68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 3/31/13

Item 1.  Reports to Stockholders.

ASCENDANT NATURAL RESOURCES FUND

Semi-Annual Report

March 31, 2013

www.ascendantfunds.com

1 (855) 527-2363

Distributed by Northern Lights Distributors, LLC

Member FINRA

Ascendant Natural Resources Fund
PORTFOLIO REVIEW
March 31, 2013 (Unaudited)

The Fund’s performance figures* for the periods ending March 31, 2013, compared to its benchmarks:

	Six Months	One Year	Inception**- March 31, 2013
Ascendant Natural Resources Fund Class A Shares	2.02%	0.87%	10.96%
Ascendant Natural Resources Fund Class A Shares with load	(3.81)%	(4.91)%	6.63%
Ascendant Natural Resources Fund Class C Shares	1.59%	0.09%	10.25%
Ascendant Natural Resources Fund Class I Shares	2.09%	1.03%	11.72%
S&P North American Natural Resource Sector Index	3.86%	5.08%	14.21%

* The performance data quoted here represents past  performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares.  The Fund’s total annual operating expenses, including expenses of the underlying funds, are 2.62%, 3.37% and 2.37%, respectively, for Class A, Class C and Class I shares per the January 28, 2013 prospectus.  For performance information current to the most recent month-end, please call toll free (855) 527-2363.

** Commencement of operations is October 5, 2011.

S&P North American Natural Resource Sector Index is an equity benchmark that represents U.S. traded securities across a broadly defined North American Natural Resource sector. S&P Indices uses GICS® to determine a company’s classification. The index is modified-capitalization weighted, where a stock’s weight is capped at a level determined on a sector basis.

Percent of
Top Asset Class/Industry Sector +	Net Assets
Energy	68.9%
Basic Materials	9.8%
Exchange Traded Funds - Commodity	5.9%
Exchange Traded Funds - Equity	1.5%
Financial	6.8%
Industrial	4.0%
Other, Cash & Cash Equivalents	3.1%
100.0%

+ Represents holdings of the Ascendant Natural Resources Master Fund.

ASCENDANT NATURAL RESOURCES FUND
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2013

ASSETS
Investment in Ascendant Natural Resources Master Fund ("Master Fund")(Cost $7,299,562)	$ 7,761,240
Cash & cash equivalents	5,070
Receivable due from Adviser	17,403
Prepaid expenses and other assets	12,564
TOTAL ASSETS	7,796,277

LIABILITIES
Fees payable to affiliates	6,415
Distribution (12b-1) fees payable	683
Accrued expenses and other liabilities	1,325
TOTAL LIABILITIES	8,423
NET ASSETS	$ 7,787,854

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 7,490,756
Accumulated net investment loss	(31,865)
Accumulated net realized loss from security transactions	(132,715)
Net unrealized appreciation of investments	461,678
NET ASSETS	$ 7,787,854

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 3,596,562
Shares of beneficial interest outstanding	309,617
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 11.62
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$ 12.33

Class C Shares:
Net Assets	$ 64,508
Shares of beneficial interest outstanding	5,603
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 11.51

Class I Shares:
Net Assets	$ 4,126,784
Shares of beneficial interest outstanding	351,476
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 11.74

(a) Redemptions of shares held less than 30 days may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

ASCENDANT NATURAL RESOURCES FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2013

INVESTMENT INCOME
Dividend income allocated from the Master Fund (less foreign tax withholding of $1,283)	$ 52,538
Interest income allocated from the Master Fund	49
Expenses allocated from the Master Fund	(53,064)
TOTAL INVESTMENT LOSS	(477)

EXPENSES
Investment advisory fees	13,392
Distribution (12b-1) fees:
Class A	3,990
Class C	317
Transfer agent fees	9,618
Administrative services fees	9,367
Professional fees	8,948
Accounting services fees	6,745
Registration fees	4,905
Custodian fees	2,454
Trustees fees and expenses	1,863
Printing and postage expenses	1,226
Compliance officer fees	940
Insurance expense	73
Other expenses	1,226
TOTAL EXPENSES	65,064

Less: Fees waived and reimbursed by the Adviser	(50,734)

NET EXPENSES	14,330
NET INVESTMENT LOSS	(14,807)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Security transactions	15,700
Security transactions allocated from the Master Fund	(17,475)
(1,775)
Net change in unrealized appreciation of:
Investments allocated from the Master Fund	196,358
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	194,583

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 179,776

See accompanying notes to financial statements.

ASCENDANT NATURAL RESOURCES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Period Ended
	March 31, 2013	September 30,
	(Unaudited)	2012**
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment loss	$ (14,807)	$ (18,937)
Net realized loss from security transactions	(1,775)	(122,926)
Net change in unrealized appreciation of investments	196,358	265,320
Net increase in net assets resulting from operations	179,776	123,457

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	-	(6,972)
Class I	-	(324)
Net decrease in net assets resulting from distributions to shareholders	-	(7,296)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	634,205	3,428,662
Class C	-	69,210
Class I	3,250,059	1,808,374
Net asset value of shares issued in reinvestment of distributions:
Class A	-	6,946
Class I	-	324
Redemption fee proceeds:
Class A	-	236
Class I	-	12
Payments for shares redeemed:
Class A	(166,827)	(408,281)
Class C	(4,797)	(10)
Class I	(125,428)	(1,000,768)
Net increase in net assets resulting from shares of beneficial interest	3,587,212	3,904,705

TOTAL INCREASE IN NET ASSETS	3,766,988	4,020,866

NET ASSETS
Beginning of Period	4,020,866	-
End of Period*	$ 7,787,854	$ 4,020,866
*Includes accumulated net investment loss of:	$ (31,865)	$ (17,058)

See accompanying notes to financial statements.

ASCENDANT NATURAL RESOURCES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Period Ended
	March 31,2013	September 30,2012**
	(Unaudited)
SHARE ACTIVITY
Class A:
Shares Sold	54,992	306,420
Shares Reinvested	-	635
Shares Redeemed	(14,694)	(37,736)
Net increase in shares of beneficial interest outstanding	40,298	269,319

Class C:
Shares Sold	-	6,047
Shares Redeemed	(443)	(1)
Net increase (decrease) in shares of beneficial interest outstanding	(443)	6,046

Class I:
Shares Sold	285,562	168,342
Shares Reinvested	-	29
Shares Redeemed	(10,879)	(91,578)
Net increase in shares of beneficial interest outstanding	274,683	76,793

** The Ascendant Natural Resources Fund commenced operations on October 5, 2011.

See accompanying notes to financial statements.

ASCENDANT NATURAL RESOURCES FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

		Class A			Class C			Class I
		Six Months Ended			Six Months Ended			Six Months Ended
		March 31,	Period Ended		March 31,	Period Ended		March 31,	Period Ended
		2013	September 30,		2013	September 30,		2013	September 30,
		(Unaudited)	2012 (1)		(Unaudited)	2012 (1)		(Unaudited)	2012 (1)
Net asset value, beginning of period		$ 11.39	$ 10.00		$ 11.33	$ 10.00		$ 11.50	$ 10.00

Activity from investment operations:
	Net investment loss (2)	(0.03)	(0.08)		(0.08)	(0.22)		(0.02)	(0.06)
	Net realized and unrealized
	gain on investments	0.26	1.52		0.26	1.60		0.26	1.61
Total from investment operations		0.23	1.44		0.18	1.38		0.24	1.55

Less distributions from:
	Net realized gains	-	(0.05)		-	(0.05)		-	(0.05)
Total distributions		-	(0.05)		-	(0.05)		-	(0.05)

Paid-in-Capital From Redemption Fees		-	-	(11)	-	-	(11)	-	-	(11)

Net asset value, end of period		$ 11.62	$ 11.39		$ 11.51	$ 11.33		$ 11.74	$ 11.50

Total return (3)(8)		2.02%	14.41%		1.59%	13.81%		2.09%	15.52%

Net assets, at end of period (000s)		$ 3,597	$ 3,069		$ 65	$ 69		$ 4,127	$ 883

Ratio of gross expenses to average
	net assets (4)(5)(6)(7)	4.62%	9.07%		5.37%	9.82%		4.37%	8.82%
Ratio of net expenses to average
	net assets (5)(6)(7)	2.60%	2.60%		3.35%	3.35%		2.35%	2.35%
Ratio of net investment loss
	to average net assets (5)(6)(7)	(0.64)%	(0.72)%		(1.39)%	(1.47)%		(0.39)%	(0.47)%

Portfolio Turnover Rate (8)(10)		18%	92%	(9)	18%	92%	(9)	18%	92%	(9)

(1)	The Ascendant Natural Resources Fund's Class A, Class C and Class I shares commenced operations on October 5, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests except from the Master Fund.
(7)	Includes the Fund's share of income and expenses allocated from the Master Fund.
(8)	Not annualized.
(9)	Fund's portfolio turnover prior to converision into a Feeder Fund was 58%.
(10)	Calculated based on investment activity of Ascendant Natural Resources Master Fund.
(11)	Less than $0.005 per share.

See accompanying notes to financial statements.

ASCENDANT NATURAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2013

1.

ORGANIZATION

The Ascendant Natural Resources Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. On March 21, 2012, the Fund transferred substantially all of its assets to the Ascendant Natural Resources Master Fund. The transaction had no material effect on an investment in the Fund.  The Fund’s investment objective is to seek growth of capital.

The Fund is a “feeder” fund that currently invests substantially all of its assets in the Ascendant Natural Resources Master Fund, a series of Northern Lights Fund Trust (the “Master Fund”), which has the same investment objective and strategies as the Fund. Generally all investments are made at the Master Fund level. This structure is sometimes called a “master-feeder” structure. The Fund’s investment results will correspond directly to the investment results of the Master Fund. As of March 31, 2013, the Fund’s proportionate interest in the net assets of the Master Fund was 100%. The Fund also may invest in additional master funds, other investment companies managed by Ascendant Advisors, LLC, or directly in a portfolio of securities.

The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, including its Portfolio Holdings, are attached to this report and should be read in conjunction with the Fund’s financial statements.

The Fund currently offers Class A, Class C and Class I shares. Class C and Class I shares are offered at net asset value.   Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – The Fund records its investment in the Master Fund at fair value, which generally represents its proportionate ownership of the Members’ Capital of the Master Fund.

ASCENDANT NATURAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2013

 Valuation of the investments of the Master Fund is further discussed in Note 2 to its financial statements which are attached herein.

Cash and Cash Equivalents – The Fund considers all highly-liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

Security transactions and related income – The Fund records its proportionate share of the Master Fund’s income, expenses, and realized and unrealized gains and losses. Income and expenses that are directly attributable to the Fund are recorded on an accrual basis as earned or as incurred.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (none), or expected to be taken in the Fund’s 2013 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

ASCENDANT NATURAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2013

3. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Ascendant Advisors, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of .50% of the Fund’s average daily net assets. Under the terms of the Master Fund Advisory Agreement, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.85% of the Ascendant Natural Resources Master’s Fund's average daily assets, making the total combined annual fee the Adviser receives from the Natural Resources Fund, master and feeder, 1.35%.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until January 31, 2014, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) and including the expenses allocated from the Master Fund, do not exceed 2.60% per annum of Class A average daily net assets, 3.35% per annum for Class C average daily net assets, and 2.35% per annum for Class I average daily net assets.  For the six months ended March 31, 2013, the Advisor waived its advisory fee and reimbursed expenses in the total amount of $50,734.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and each Fund's Operating Expenses attributable to Class A, Class C and Class I shares are subsequently less than 2.60%, 3.35% and 2.35% of average daily net assets, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.60%, 3.35% and 2.35% of average daily net assets for Class A, Class C and Class I, respectively. If the Operating Expenses attributable to the Class A, Class C and Class I shares subsequently exceed 2.60%, 3.35% and 2.35% per annum of the average daily net assets respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

ASCENDANT NATURAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2013

The following amount is subject to recapture by the Fund by the following date:

Distributor- The Board has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% and 1.00% of the average daily net assets attributable to Class A and C shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of GFS. For the six months ended March 31, 2013, the Distributor received $1,867 in underwriting commissions for sales of Class A shares, of which $249 was retained by the principal underwriter or other affiliated broker-dealers.

Trustees- Effective April 1, 2013, the Fund pays its pro rata share of a total fee of $27,625 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)- Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

ASCENDANT NATURAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2013

4.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended September 30, 2012 was as follows:

As of September 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation, undistributed ordinary income and accumulated net realized gain/(loss) from security transactions is primarily attributable to the adjustments for the Master Fund.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses as follows:

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such capital losses as follows:

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses and foreign currency gains and adjustments for real estate investment trusts, resulted in reclassification for the period ended September 30, 2012 as follows:

ASCENDANT NATURAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2013

5.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the six months ended March 31, 2013, Class A and Class I assessed $0 and $0, respectively, in redemption fees.

6.

 NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

7.

SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

ASCENDANT NATURAL RESOURCES FUND

EXPENSE EXAMPLES

March 31, 2013 (Unaudited)

As a shareholder of the Ascendant Natural Resources Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Ascendant Natural Resources Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2012 through March 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Ascendant Natural Resources Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period* 10/1/12– 3/31/13	Expense Ratio During Period** 10/1/12 – 3/31/13
Class A	$1,000.00	$1,020.20	$13.17	2.60%
Class C	1,000.00	1,015.90	16.92	3.35
Class I	1,000.00	1,020.90	11.91	2.35

Hypothetical (5% return before expenses)	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period* 10/1/12 – 3/31/13	Expense Ratio During Period** 10/1/12 – 3/31/13
Class A	$1,000.00	$1,011.97	$13.04	2.60%
Class C	1,000.00	1,008.23	16.77	3.35
Class I	1,000.00	1,013.21	11.79	2.35

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**Annualized.

ASCENDANT NATURAL RESOURCES MASTER FUND

Semi-Annual Report

March 31, 2013

www.ascendantfunds.com

1 (855) 527-2363

Ascendant Natural Resources Master Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013
Shares		Value
	COMMON STOCKS - 89.5%
	CHEMICALS - 3.0%
1,216	CF Industries Holdings, Inc.	$ 231,490

	MACHINERY-DIVERSIFIED - 2.1%
1,845	Deere & Co.	158,633

	MINING - 6.8%
4,362	Freeport-McMoRan Copper & Gold, Inc.	144,382
4,383	Goldcorp, Inc.	147,400
15,585	Yamana Gold, Inc.	239,230
		531,012
	OIL & GAS - 52.1%
2,223	Anadarko Petroleum Corp.	194,401
2,328	Apache Corp.	179,629
6,649	BP PLC - ADR	281,585
5,453	Canadian Natural Resources Ltd.	175,205
2,307	Chevron Corp.	274,118
859	CNOOC Ltd. - ADR	164,499
3,377	ConocoPhillips	202,958
9,250	Denbury Resources, Inc. *	172,513
2,747	Diamond Offshore Drilling, Inc.	191,081
2,642	EOG Resources, Inc.	338,361
2,139	Exxon Mobil Corp.	192,745
4,425	HollyFrontier Corp.	227,666
3,943	Imperial Oil Ltd.	161,111
14,955	Kodiak Oil & Gas Corp.	135,941
5,181	Marathon Oil Corp.	174,703
2,307	Noble Energy, Inc.	266,828
1,929	Occidental Petroleum Corp.	151,176
3,607	Phillips 66	252,382
1,552	Royal Dutch Shell PLC	101,128
6,964	Suncor Energy, Inc.	208,990
		4,047,020
	OIL & GAS SERVICES - 11.4%
1,111	Core Laboratories NV	153,229
4,132	Halliburton Co.	166,974
3,670	National Oilwell Varco, Inc.	259,653
1,866	Oil States International, Inc. *	152,210
5,936	Superior Energy Services, Inc. *	154,158
		886,224
	PACKAGING & CONTAINERS - 1.9%
3,335	Packaging Corp. of America	149,641

	PIPELINES - 5.4%
2,705	Enterprise Products Partners LP	163,084
4,488	Plains All American Pipeline LP	253,482
		416,566

See accompanying notes to financial statements.

Ascendant Natural Resources Master Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013 (Continued)
Shares		Value
	REITS - 6.8%
4,341	Rayonier, Inc.	$ 259,027
8,474	Weyerhaeuser Co.	265,914
		524,941

	TOTAL COMMON STOCKS (Cost $6,452,580)	6,945,527

	EXCHANGE TRADED FUNDS - 7.4%
	COMMODITY FUNDS - 5.9%
6,859	iShares Silver Trust *	188,074
1,761	SPDR Gold Shares *	271,986
		460,060
	EQUITY FUNDS - 1.5%
2,870	iShares S&P North American Natural Resources Sector Index Fund	116,436

	TOTAL EXCHANGE TRADED FUNDS (Cost $606,394)	576,496

	SHORT-TERM INVESTMENT - 3.2%
	MONEY MARKET FUND - 3.2%
246,384	Dreyfus Cash Management, to yield 0.20% ** (Cost $246,384)	246,384

	TOTAL INVESTMENTS - 100.1% (Cost $7,305,358) (a)	$ 7,768,407
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(7,172)
	MEMBERS' CAPITAL - 100.0%	$ 7,761,235

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,322,004 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 610,194
	Unrealized Depreciation:	(163,791)
	Net Unrealized Appreciation:	$ 446,403
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2013.
ADR - American Depositary Receipt
REITS - Real Estate Investment Trusts

See accompanying notes to financial statements.

ASCENDANT NATURAL RESOURCES MASTER FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2013

ASSETS
Investment in Securities (identified cost $7,305,358)	$ 7,768,407
Dividends and interest receivable	6,998
Prepaid expenses and other assets	44
TOTAL ASSETS	7,775,449

LIABILITIES
Investment advisory fees payable	4,765
Fees payable to other affiliates	606
Payable for Fund shares repurchased	98
Accrued expenses and other liabilities	8,745
TOTAL LIABILITIES	14,214
MEMBERS' CAPITAL	$ 7,761,235

See accompanying notes to financial statements.

ASCENDANT NATURAL RESOURCES MASTER FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2013

INVESTMENT INCOME
Dividends (less foreign tax withheld of $1,283)	$ 52,539
Interest	48
TOTAL INVESTMENT INCOME	52,587

EXPENSES
Investment advisory fees	22,666
Administrative services fees	14,395
Professional fees	8,948
Custodian fees	2,454
Trustees fees and expenses	1,863
Compliance officer fees	1,192
Printing and postage expenses	490
Insurance expense	73
Other expenses	981
TOTAL EXPENSES	53,062

NET INVESTMENT LOSS	(475)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(17,475)
Net change in unrealized appreciation of investments	204,129
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	186,654

NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS	$ 186,179

See accompanying notes to financial statements.

ASCENDANT NATURAL RESOURCES MASTER FUND
STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

	Six Months Ended	Period Ended
	March 31,2013	September 30,
	(Unaudited)	2012*
INCREASE (DECREASE) IN MEMBERS' CAPITAL
FROM OPERATIONS
Net investment loss	$ (475)	$ (62,718)
Net realized loss from security transactions	(17,475)	(106,886)
Net change in unrealized appreciation of investments	204,129	258,926
Net increase in Members' Capital resulting from operations	186,179	89,322

CONTRIBUTIONS/WITHDRAWALS
Contributions	3,892,000	4,148,481
Withdrawals	(287,097)	(267,650)
Net Contributions (Withdrawals)	3,604,903	3,880,831

TOTAL INCREASE IN MEMBERS' CAPITAL	3,791,082	3,970,153

MEMBERS' CAPITAL
Beginning of period	3,970,153	-
End of period	$ 7,761,235	$ 3,970,153

* The Ascendant Natural Resources Master Fund commenced operations on March 20, 2012

See accompanying notes to financial statements.

ASCENDANT NATURAL RESOURCES MASTER FUND
FINANCIAL HIGHLIGHTS

		Six Months Ended
		March 31,		Period Ended
		2013		September 30,
		(Unaudited)		2012 (1)

Total return (2)		2.03%		2.59%

Members' Capital, at end of period (000s)		$ 7,761		$ 3,970

Ratio of net expenses to average
	Members' Capital (3)	1.99%	(4)	5.70%	(4)
Ratio of net investment loss
	to average Members' Capital (3)	(0.02)%	(4)	(3.75)%	(4)

Portfolio Turnover Rate (2)		18%		92%

(1)	Ascendant Natural Resources Master Fund commenced operations on March 20, 2012.
(2)	Not annualized.
(3)	Does not include the expenses of other investment companies in which the Fund invests.
(4)	Annualized.

See accompanying notes to financial statements.

ASCENDANT NATURAL RESOURCES MASTER FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2013

1.

ORGANIZATION

The Ascendant Natural Resources Master Fund (the “Master Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Master Fund’s investment objective is to seek growth of capital.

The Master Fund operates under a “master/feeder fund” structure and, accordingly, certain of its investors are other investment funds (referred to as “Feeder Funds”) investing all or a substantial portion of their assets in the Master Fund. At March 31, 2013, Ascendant Natural Resources Fund is the only investor invested in the Master Fund, and owns 100% of the members’ capital of the Master Fund.  For federal income tax purposes, the Master Fund is treated as a partnership, and each investor in the Master Fund is treated as the owner of its proportionate share of the members’ capital, income, expenses, and realized and unrealized gains and losses of the Master Fund. Accordingly, as a “pass-through” entity, the Master Fund pays no income dividends or capital gain distributions.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Master Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at

ASCENDANT NATURAL RESOURCES MASTER FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2013

least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of

ASCENDANT NATURAL RESOURCES MASTER FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2013

similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Master Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Master Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2013 for the Master Fund’s assets measured at fair value:

ASCENDANT NATURAL RESOURCES MASTER FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2013

Ascendant Natural Resources Master Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 6,945,527	$ -	$ -	$ 6,945,527
Exchange Traded Funds	576,496	-	-	576,496
Short-Term Investments	246,384	-	-	246,384
Total	$ 7,768,407	$ -	$ -	$ 7,768,407

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

* See Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Federal Income Taxes – The Master Fund is treated as a partnership for Federal income tax purposes and therefore is not subject to Federal income tax. For income tax purposes, each person who has purchased interests in the Master Fund (each a “Member”, together the “Members”) will be treated as a partner of the Master Fund and, as such, will be taxed upon its distributive share of each item of the Master Fund’s income, gain, loss, deductions and credits for each taxable year of the Master Fund ending with or within each Member’s taxable year. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Master Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (none), or expected to be taken in the Master Fund’s 2013 tax returns. The Master Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Master Fund makes significant investments; however, the Master Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner

ASCENDANT NATURAL RESOURCES MASTER FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2013

as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended March 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $4,235,876 and $984,818, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Ascendant Advisors, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.85% of the Fund’s average daily net assets.

During the six months ended March 31, 2013, AWM Services, LLC, a registered broker/dealer and an affiliate of the Fund executed trades on behalf of the Fund.  AWM Services, LLC received $4,859 in brokerage commissions.

Trustees- Effective April 1, 2013, the Fund pays its pro rata share of a total fee of $27,625 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

ASCENDANT NATURAL RESOURCES MASTER FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2013

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)- Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

5.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

6.

SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

ASCENDANT NATURAL RESOURCES MASTER FUND

EXPENSE EXAMPLES

March 31, 2013 (Unaudited)

As a shareholder of the Ascendant Natural Resources Master Fund, you incur ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Ascendant Natural Resources Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2012 through March 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Ascendant Natural Resource Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period* 10/1/12– 3/31/13	Expense Ratio During Period** 10/1/12 – 3/31/13
Actual	$1,000.00	$1,020.30	$10.00	1.99%

Hypothetical (5% return before expenses)	$1,000.00	$1,015.03	$9.97	1.99%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**Annualized.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-527-2363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-527-2363.

INVESTMENT ADVISOR

Ascendant Advisors, LLC

Four Oaks Place

1330 Post Oaks Blvd., Suite 1550

Houston, TX 77056

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/7/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/7/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/7/13